Cover	May 04, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Sono Group N.V. (the “Company”) with the U.S. Securities and Exchange Commission on March 19, 2026 (the “Original Current Report”), relating to events occurring on March 14, 2026. This Amendment is filed to (i) report the Company’s entry into, and consummation of, a Share Purchase and Transfer Agreement effecting the sale of the Company’s entire interest in its wholly-owned subsidiary Sono Motors GmbH, and (ii) supplement and update Item 2.05 of the Original Current Report with respect to costs and charges associated with the exit from the Company’s legacy solar operations, as contemplated by the Original Current Report. Except as set forth herein, the Original Current Report is not amended or otherwise modified.
Document Period End Date	May 04, 2026
Entity File Number	001-41066
Entity Registrant Name	Sono Group N.V.
Entity Central Index Key	0001840416
Entity Tax Identification Number	98-1828632
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Waldmeisterstrasse 93
Entity Address, City or Town	Munich
Entity Address, Country	DE
Entity Address, Postal Zip Code	80935
Country Region	+49
City Area Code	(0)89
Local Phone Number	4520 5818
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares
Trading Symbol	SSM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false